Marketing Expenses - Schedule of Marketing Expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Marketing Expenses [Abstract]
Advertising		R$ (195,226)	R$ (127,612)	R$ (103,755)
Cashback		(70,776)	(39,291)	(63,403)
Digital Marketing		(61,781)	(38,143)	(28,455)
Customer Acquisition expenses	[1]	(163,985)	(122,635)	(111,875)
Commission expenses		(3,117)	(5,499)	(5,072)
Total		R$ (494,885)	R$ (333,180)	R$ (312,560)

[1]	Customer acquisition expenses are marketing expenditures directly related to customer acquisition, such as performance media and member-get-member expenses, which the Group pays on a per-acquired customer basis.